Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable Disclosure [Abstract]
Summary of accounts receivable, net
	December 31,
	2020	2019
Accounts receivable	$63,493,891	$42,606,485
Less: Allowance for credit losses	-	-
Accounts receivable, net	$63,493,891	$42,606,485

Schedule of changes in allowance for doubtful accounts
	For the Years Ended December 31,
	2020	2019	2018
Balance, beginning of the year	$-	$422,340	$446,357
Provision for credit losses	-	-	-
Recovery of allowance for credit losses	-	(420,456)	-
Translation adjustments	-	(1,884)	(24,017)
Balance, end of the year	$-	$-	$422,340